Equity Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Equity Transactions [Abstract]
Cumulative preferred securities outstanding
Preferred Securities Offerings

As of December 31, 2011, the Company, has the following cumulative preferred securities outstanding:
Description	Issue Date	Shares Authorized	Shares Outstanding	Liquidation Preference
7.125% Series H	April 2011	8,000,000 shares	2,950,000 shares	$73,750
4.875% Series G	July 2006	5,980,000 shares	178,249 shares	$4,456